Premises, Equipment, and Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 19,206	$ 19,228
Less: Accumulated depreciation and amortization	10,463	10,072
Net book value, premises and equipment	8,743	9,156
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, 2015	1,148
Operating Leases, 2016	1,033
Operating Leases, 2017	904
Operating Leases, 2018	777
Operating Leases, 2019	672
Operating Leases, Thereafter	2,521
Operating Leases, Total minimum lease payments	7,055
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, 2015	2
Capital Leases, 2016	2
Capital Leases, 2017	3
Capital Leases, 2018	3
Capital Leases, 2019	3
Capital Leases, Thereafter	9
Capital Leases, Total minimum lease payments	22
Capital Leases, Executory costs	(8)
Capital Leases, Amounts representing interest	(5)
Capital Leases, Present value of net minimum lease payments	9
Land [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	1,748	1,759
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	8,155	7,931
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	7,215	7,517
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	2,009	1,939
Premises and equipment leased under capital leases [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 79	$ 82